UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001707196
Central Index Key Number of sponsor: 0001633283

                         Towd Point Mortgage Trust 2019-4
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001790935
Central Index Key Number of underwriter (if applicable): N/A

                                    Michael Hitzmann, (646) 233-0753
Name and telephone number, including area code, of the person to contact in connection with this filing.

EXPLANATORY NOTE

This is Amendment No. 1 to the Form ABS-15G previously filed on October 28, 2019 (accession no. 0000929638-19-000936).  This form is being filed for the sole purpose of filing additional exhibits to the Form ABS-15G.  No other changes have been made to the form.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC
	Schedule 1 –	Executive Summary/Narrative
	Schedule 2A –	Cure Tracker
	Schedule 2B –	Cure Tracker
	Schedule 2C –	Cure Tracker
	Schedule 3 –	Data Compare
	Schedule 4 –	Data Extract
	Schedule 5A –	Loan Level
	Schedule 5B –	Loan Level
	Schedule 6 –	Modification
	Schedule 7 –	Pay History
	Schedule 8A –	Servicing Comments
	Schedule 8B –	Servicing Comments
	Schedule 9A –	Tax and Title
	Schedule 9B –	Tax and Title
	Schedule 9C –	Tax and Title
	Schedule 9D –	Tax and Title
	Schedule 9E –	Tax and Title
	Schedule 9F –	Tax and Title
	Schedule 9G –	Tax and Title
	Schedule 9H –	Tax and Title

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC
	Schedule 1 –	Narrative
	Schedule 2 –	Conditions Report
	Schedule 3 –	Pay History
	Schedule 4 –	RPL Mod Upload
	Schedule 5 –	Custom Upload
	Schedule 6 –	Servicing Comments
	Schedule 7 –	Tape Compare

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.
	Schedule 1 –	Compliance Summary
	Schedule 2 –	Cure Tracking Report
	Schedule 3 –	Data Disc
	Schedule 4 –	Exception Report
	Schedule 5 –	Itemized Report
	Schedule 6 –	Pay String Report
	Schedule 7 –	Servicing Comment Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 28, 2019

TOWD POINT ASSET FUNDING, LLC (Depositor)

By: /s/ Michael Hitzmann
Name: Michael Hitzmann Title: President and Chief Executive Officer

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC
	Schedule 1 –	Executive Summary/Narrative
	Schedule 2A –	Cure Tracker
	Schedule 2B –	Cure Tracker
	Schedule 2C –	Cure Tracker
	Schedule 3 –	Data Compare
	Schedule 4 –	Data Extract
	Schedule 5A –	Loan Level
	Schedule 5B –	Loan Level
	Schedule 6 –	Modification
	Schedule 7 –	Pay History
	Schedule 8A –	Servicing Comments
	Schedule 8B –	Servicing Comments
	Schedule 9A –	Tax and Title
	Schedule 9B –	Tax and Title
	Schedule 9C –	Tax and Title
	Schedule 9D –	Tax and Title
	Schedule 9E –	Tax and Title
	Schedule 9F –	Tax and Title
	Schedule 9G –	Tax and Title
	Schedule 9H –	Tax and Title

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC
	Schedule 1 –	Narrative
	Schedule 2 –	Conditions Report
	Schedule 3 –	Pay History
	Schedule 4 –	RPL Mod Upload
	Schedule 5 –	Custom Upload
	Schedule 6 –	Servicing Comments
	Schedule 7 –	Tape Compare

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.
	Schedule 1 –	Compliance Summary
	Schedule 2 –	Cure Tracking Report
	Schedule 3 –	Data Disc
	Schedule 4 –	Exception Report
	Schedule 5 –	Itemized Report
	Schedule 6 –	Pay String Report
	Schedule 7 –	Servicing Comment Report